Balance Sheet Information	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Balance Sheet Information

6. Balance Sheet Information

Accounts Receivable. Customer accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for cash discounts, returns and bad debts is the Company’s best estimate of the amount of uncollectible amounts in its existing accounts receivable. The Company determines the allowance based on historical discounts taken and write-off experience. The Company reviews its allowance for doubtful accounts quarterly. Account balances are charged off against the allowance when the Company concludes it is probable the receivable will not be recovered. The Company does not have any off-balance sheet credit exposure related to its customers. Accounts receivable are as follows:

	September 29, 2013	December 30, 2012
Customers	$168,106	$137,950
Allowances for cash discounts, bad debts and returns	(5,707)	(5,149)

Subtotal	162,399	132,801
Other receivables	6,517	11,083

Total	$168,916	$143,884

Inventories. Inventories are as follows:

	September 29, 2013	December 30, 2012
Raw materials, containers and supplies	$61,504	$50,919
Finished product	332,824	307,132

Total	$394,328	$358,051

The Company has various purchase commitments for raw materials, containers, supplies and certain finished products incident to the ordinary course of business. Such commitments are not at prices in excess of current market.

Other Current Assets. Other Current Assets are as follows:

	September 29, 2013	December 30, 2012
Prepaid expenses	$3,590	$5,954
Prepaid income taxes	2,120	578
Assets held for sale	1,556	5,330

Total	$7,266	$11,862

Assets held for sale is comprised of our closed plant in Millsboro, DE. Our Fulton, NY location, which was previously held for sale, was sold in January 2013 for total net proceeds of $874. Our Tacoma, WA location, which was previously held for sale, was sold in July 2013 for total net proceeds of $5,077.

Plant Assets. Plant assets are as follows:

	September 29, 2013	December 30, 2012
Land	$14,061	$14,061
Buildings	190,487	178,300
Machinery and equipment	556,180	513,339
Projects in progress	35,049	32,660

Subtotal	795,777	738,360
Accumulated depreciation	(283,426)	(244,694)

Total	$512,351	$493,666

Depreciation was $15,786 and $46,067 during the three and nine months ended September 29, 2013, respectively. Depreciation was $22,607 and $56,895 during the three and nine months ended September 23, 2012, respectively which included $7,677 and $12,231, respectively, of accelerated depreciation resulting from restructuring activities. As of September 29, 2013 and December 30, 2012, Plant Assets included assets under capital lease with a book value of $19,924 and $22,030 (net of accumulated depreciation of $8,668 and $8,246), respectively.

Accrued Liabilities. Accrued liabilities are as follows:

	September 29, 2013	December 30, 2012
Employee compensation and benefits	$61,626	$53,373
Interest payable	17,034	28,116
Consumer coupons	2,812	3,346
Accrued restructuring charges (see Note 8)	2,210	10,480
Accrued financial instrument contracts (see Note 11)	1,341	682
Other	21,652	23,272

Total	$106,675	$119,269

Other Long-Term Liabilities. Other long-term liabilities are as follows:

	September 29, 2013	December 30, 2012
Employee compensation and benefits	$9,324	$9,340
Long-term rent liability and deferred rent allowances	9,609	10,217
Liability for uncertain tax positions	1,622	1,614
Accrued financial instrument contracts (see Note 11)	—	3,807
Other	4,247	3,727

Total	$24,802	$28,705

6. Balance Sheet Information

Accounts Receivable. Customer accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for cash discounts, returns and bad debts is the Company’s best estimate of the amount of uncollectible amounts in its existing accounts receivable. The Company determines the allowance based on historical discounts taken and write-off experience. The Company reviews its allowance for doubtful accounts quarterly. Account balances are charged off against the allowance when the Company concludes it is probable the receivable will not be recovered. The Company does not have any off-balance sheet credit exposure related to its customers. Accounts receivable are as follows:

	December 30, 2012	December 25, 2011
Customers	$137,950	$154,949
Allowances for cash discounts, bad debts and returns	(5,149)	(5,440)

Subtotal	132,801	149,509
Other receivables	11,083	10,472

Total	$143,884	$159,981

Following are the changes in the allowance for cash discounts, bad debts, and returns:

	Beginning Balance	Revenue Reductions	Deductions	Ending Balance
Fiscal 2012	$5,440	$90,598	$(90,889)	$5,149
Fiscal 2011	5,214	86,158	(85,932)	5,440
Fiscal 2010	3,826	84,618	(83,230)	5,214

Inventories. Inventories are as follows:

	December 30, 2012	December 25, 2011
Raw materials, containers and supplies	$50,919	$66,247
Finished product	307,132	269,565

Total	$358,051	$335,812

The Company has various purchase commitments for raw materials, containers, supplies and certain finished products incident to the ordinary course of business. Such commitments are not at prices in excess of current market.

Other Current Assets. Other Current Assets are as follows:

	December 30, 2012	December 25, 2011
Prepaid expenses	$5,954	$6,540
Prepaid income taxes	578	1,009
Assets held for sale	5,330	—

Total	$11,862	$7,549

Assets held for sale include our closed plants in Tacoma, Washington, Fulton, New York and Millsboro, Delaware.

Plant Assets. Plant assets are as follows:

	December 30, 2012	December 25, 2011
Land	$14,061	$18,001
Buildings	178,300	163,397
Machinery and equipment	513,339	474,556
Projects in progress	32,660	50,610

Subtotal	738,360	706,564
Accumulated depreciation	(244,694)	(205,281)

Total	$493,666	$501,283

Depreciation was $82,295, $72,299 and $60,879 during the fiscal years ended December 30, 2012, December 25, 2011 and December 26, 2010, respectively. As of December 30, 2012 and December 25, 2011, Plant Assets included assets under capital lease with a book value of $22,030 and $17,614 (net of accumulated depreciation of $8,246 and $5,257), respectively.

Accrued Liabilities. Accrued liabilities are as follows:

	December 30, 2012	December 25, 2011
Employee compensation and benefits	$53,373	$50,891
Interest payable	28,116	36,840
Consumer coupons	3,346	3,170
Accrued restructuring charges (see note 8)	10,480	4,076
Accrued financial instrument contracts (see note 11)	682	9,451
Other	23,272	24,357

Total	$119,269	$128,785

Other Long-Term Liabilities. Other long-term liabilities are as follows:

	December 30, 2012	December 25, 2011
Employee compensation and benefits	$9,340	$9,589
Long-term rent liability and deferred rent allowances	10,217	6,594
Liability for uncertain tax positions	1,614	1,788
Accrued financial instrument contracts (see note 11)	3,807	—
Other	3,727	4,128

Total	$28,705	$22,099